Intangible Assets - Schedule of Changes in Technology Based Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	$ 1
Balance at end of year	1	$ 1
Technology-based assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1
Balance at end of year	1	1
Technology-based assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	3	13
Fully depreciated assets no longer in use derecognised	0	11
Additions	1	0
Translation	(1)	1
Balance at end of year	3	3
Technology-based assets | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(2)	(11)
Fully depreciated assets no longer in use derecognised	0	(11)
Amortisation charge	1	1
Translation	(1)	1
Balance at end of year	$ (2)	$ (2)